Significant Accounting Policies - Schedule of Expense (Income) from Derivatives Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of revenues [Member]
Schedule of Expense (Income) from Derivatives Instruments [Abstract]
Expense (income) from derivatives instruments	$ (105)	$ 814	$ 674
Research and development [Member]
Schedule of Expense (Income) from Derivatives Instruments [Abstract]
Expense (income) from derivatives instruments	(240)	1,144	1,029
Sales and marketing [Member]
Schedule of Expense (Income) from Derivatives Instruments [Abstract]
Expense (income) from derivatives instruments	(63)	368	365
General and administrative [Member]
Schedule of Expense (Income) from Derivatives Instruments [Abstract]
Expense (income) from derivatives instruments	$ (96)	$ 548	$ 481